Other Current Assets - Schedule of Other Current Assets (Details) (10-K) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Lab supplies		$ 77
Prepaid expenses		469	267
Other current assets	$ 407	$ 546	$ 267